Employee benefit plans - Fair Value Measurements of Pension Plans' Assets (Details) - Pension plans - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 182,516	$ 175,400	$ 154,151	$ 185,495
Actual allocation	100.00%	100.00%
Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 1,652	$ 11,161
Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	159,369	145,259
Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	21,495	18,980
US government and federal agencies
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	21,566	19,445
US government and federal agencies | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
US government and federal agencies | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	21,566	19,445
US government and federal agencies | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	1,132	1,089
Non-US governments debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Non-US governments debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	1,132	1,089
Non-US governments debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	45,871	35,688
Corporate debt securities | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Corporate debt securities | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	45,871	35,688
Corporate debt securities | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Equity securities (including equity mutual funds)
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 91,499	$ 89,743
Actual allocation	50.00%	51.00%
Equity securities (including equity mutual funds) | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 925	$ 1,112
Equity securities (including equity mutual funds) | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	90,574	88,631
Equity securities (including equity mutual funds) | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	0	0
Other
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 22,448	$ 29,435
Actual allocation	13.00%	17.00%
Other | Level 1
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 727	$ 10,049
Other | Level 2
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	226	406
Other | Level 3
Defined Benefit Plan Disclosure [Line Items]
Total fair value of plans' assets	$ 21,495	$ 18,980
Mutual Funds And Equity Securities Managed Or Administered By Wholly-Owned Subsidiaries
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	28.40%	26.80%
Parent Company Common Stock | Voting Common Stock
Defined Benefit Plan Disclosure [Line Items]
Actual allocation	0.50%	0.60%